Average Annual Total Returns - ETF - Vanguard Extended Duration Treasury Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	Bloomberg U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	24.22%	10.48%	11.28%	22.09%	8.87%	9.52%	14.88%	7.57%	8.43%	23.70%	10.44%	11.26%	24.04%	10.42%	11.35%	7.51%	4.44%	3.84%